Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
							Value of Initial Fixed $100 Investment Based On:
Year*	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(2) ($)	Compensation Actually Paid to PEO 2(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income (Loss) (K)(7) ($)	Company- Selected Measure- Revenue excluding interest income (K)(8) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	N/A	11,707,037	N/A	(13,250,848)	4,682,919	(2,481,303)	53.02	119.28	$73,192	821,160
2024	N/A	9,827,830	N/A	38,451,586	2,625,068	8,553,964	94.72	100.17	121,163	720,870
2023	964,100	950,900	825,030	(1,592,111)	4,417,262	4,012,762	49.15	100.99	93,333	600,469
2022	3,060,700	15,124,420	426,088	23,416,502	6,686,879	4,515,392	51.60	83.15	(11,970)	572,331
2021	5,159,210	N/A	25,804,030	N/A	7,116,937	5,330,229	69.34	107.40	(33,987)	470,701
* For clarification, John Caplan became our sole CEO on March 1, 2023 after joining the Company as Co-CEO on May 25, 2022, and therefore the principal executive officer (“PEO”) information related to Mr. Caplan is reflected in 2022, 2023 and 2024 only. Scott Galit was Co-CEO during January and February 2023 and therefore the PEO information for such period reflects his compensation as well.
(1) The dollar amounts reported in column (b) represent the amount of total compensation reported for each of Messrs. Galit (PEO 1) and Caplan (PEO 2) for each applicable covered fiscal year in the “Total” column of the Summary Compensation Table. During 2024 onwards, Mr. Galit (PEO 1) was no longer deemed as a PEO and therefore the tables in the Pay versus Performance disclosure covering the years 2024 and 2025 exclude any amounts paid to Mr. Galit.
(2) The dollar amounts reported in column (c) represent the amount of “executive compensation actually paid” to each of Messrs. Galit and Caplan in the applicable years, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. For clarification, Mr. Caplan joined the Company on May 25, 2022. Further, during 2024 onwards, Mr. Galit (PEO 1) was no longer deemed as a PEO and therefore the tables in the Pay versus Performance Disclosure covering the years 2024 and 2025 exclude any amounts paid to Mr. Galit. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Galit and Caplan during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Caplan’s total compensation for 2025 to determine the executive compensation actually paid.
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Pension Additions to SCT Total ($)	Compensation Actually Paid to PEO ($)
2025	11,707,037	10,539,925	(14,417,960)	—	(13,250,848)
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of performance-based equity awards that vested during or were outstanding as of the end of each covered fiscal year, as applicable, were based on a Monte Carlo simulation model. The valuation assumptions used to calculate the fair values of the RSU awards and PSU awards held by Mr. Caplan that were earned and/or vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the Company’s share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments for PEO ($)
2025	4,908,151	(16,714,608)	—	(2,611,503)	—	—	(14,417,960)
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each such fiscal year. The names of each NEO (excluding Messrs. Galit and Caplan, as applicable) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: (i) for 2025, Bea Ordonez, our Chief Financial Officer, and Tsafi Goldman, our Chief Legal & Governance Officer; (ii) for 2024, Ms. Ordonez, Ms. Goldman, and Arnon Kraft, our former Chief Operating Officer; (iii) for 2023, Michael Levine, our former Chief Financial Officer, Ms. Ordonez, Mr. Kraft, Ms. Goldman, and Keren Levy, our former President; (iv) for 2022, Mr. Levine, Mr. Kraft, Assaf Ronen, our former Chief Platform Officer, and Ms. Goldman; (v) for 2021, Mr. Kraft and Robert Clarkson, our former Chief Revenue Officer.
(4) The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b).
Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Reported Value of Equity Awards ($)	Equity Award Adjustments(a) ($)	Pension Additions to SCT Total ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2025	4,682,919	3,764,260	(3,399,961)	—	(2,481,303)
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Average Equity Award Adjustments ($)
2025	1,752,912	(4,094,306)	—	(1,058,567)	—	—	(3,399,961)
(5) Cumulative TSR is calculated by dividing our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period and assumes $100 were invested for the period. The Company became a publicly listed company on June 28, 2021, and therefore the beginning of the measurement period reflects such date.
(6) Represents the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 600 Information Technology Index.
(7) The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
(8) U.S. dollars in thousands. While we use additional performance measures for the purpose of evaluating performance for our executive compensation, we have determined that revenue excluding interest income is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Accordingly, the dollar amount reported for fiscal year 2025 represents the amount of revenue excluding interest income reflected in our audited financial statements for fiscal year 2025. For fiscal years 2024 and 2023, the CSM was determined to be revenue. Given the change, we have applied revenue excluding interest income retroactively for each of the previous covered fiscal years such that the dollar amount reported for each of the previous fiscal years in the Pay Versus Performance Table represents the amount of revenue excluding interest income reflected in our audited financial statements for each of such previous fiscal years.

Company Selected Measure Name	Revenue excluding interest income
Named Executive Officers, Footnote
(1) The dollar amounts reported in column (b) represent the amount of total compensation reported for each of Messrs. Galit (PEO 1) and Caplan (PEO 2) for each applicable covered fiscal year in the “Total” column of the Summary Compensation Table. During 2024 onwards, Mr. Galit (PEO 1) was no longer deemed as a PEO and therefore the tables in the Pay versus Performance disclosure covering the years 2024 and 2025 exclude any amounts paid to Mr. Galit.
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each such fiscal year. The names of each NEO (excluding Messrs. Galit and Caplan, as applicable) included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: (i) for 2025, Bea Ordonez, our Chief Financial Officer, and Tsafi Goldman, our Chief Legal & Governance Officer; (ii) for 2024, Ms. Ordonez, Ms. Goldman, and Arnon Kraft, our former Chief Operating Officer; (iii) for 2023, Michael Levine, our former Chief Financial Officer, Ms. Ordonez, Mr. Kraft, Ms. Goldman, and Keren Levy, our former President; (iv) for 2022, Mr. Levine, Mr. Kraft, Assaf Ronen, our former Chief Platform Officer, and Ms. Goldman; (v) for 2021, Mr. Kraft and Robert Clarkson, our former Chief Revenue Officer.

Peer Group Issuers, Footnote
(6) Represents the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 600 Information Technology Index.

Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) represent the amount of “executive compensation actually paid” to each of Messrs. Galit and Caplan in the applicable years, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. For clarification, Mr. Caplan joined the Company on May 25, 2022. Further, during 2024 onwards, Mr. Galit (PEO 1) was no longer deemed as a PEO and therefore the tables in the Pay versus Performance Disclosure covering the years 2024 and 2025 exclude any amounts paid to Mr. Galit. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Galit and Caplan during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Caplan’s total compensation for 2025 to determine the executive compensation actually paid.
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Pension Additions to SCT Total ($)	Compensation Actually Paid to PEO ($)
2025	11,707,037	10,539,925	(14,417,960)	—	(13,250,848)
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of performance-based equity awards that vested during or were outstanding as of the end of each covered fiscal year, as applicable, were based on a Monte Carlo simulation model. The valuation assumptions used to calculate the fair values of the RSU awards and PSU awards held by Mr. Caplan that were earned and/or vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the Company’s share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments for PEO ($)
2025	4,908,151	(16,714,608)	—	(2,611,503)	—	—	(14,417,960)

Non-PEO NEO Average Total Compensation Amount	$ 4,682,919	$ 2,625,068	$ 4,417,262	$ 6,686,879	$ 7,116,937
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,481,303)	8,553,964	4,012,762	4,515,392	5,330,229
Adjustment to Non-PEO NEO Compensation Footnote
(4) The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. Galit and Caplan, as applicable) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the executive compensation actually paid, using the same methodology described above in Note 2(b).
Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Reported Value of Equity Awards ($)	Equity Award Adjustments(a) ($)	Pension Additions to SCT Total ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2025	4,682,919	3,764,260	(3,399,961)	—	(2,481,303)
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Average Equity Award Adjustments ($)
2025	1,752,912	(4,094,306)	—	(1,058,567)	—	—	(3,399,961)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Company-Selected Measure
Total Shareholder Return Vs Peer Group	Company TSR and Peer Group TSR
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we used for fiscal year 2025 when setting goals in our short-term incentive compensation program and long-term PSU program (Revenue excluding interest income and Adjusted EBITDA excluding interest income) are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. In addition, the achievement of specified stock price levels is used as a vesting condition for certain new hire performance stock unit grants previously made to the Company’s CEO and CFO and other senior officers. Accordingly, the Company has three financial performance measures that are used by us to link executive compensation actually paid to our NEOs to our performance, which for the most recently completed fiscal year, are as follows:
•
Revenue excluding interest income

•
Adjusted EBITDA excluding interest income

•
Stock price

As noted above, we have determined revenue excluding interest income to be the “most important” financial performance measure used to link the compensation of our NEOs with our performance for the most recently completed fiscal year and, as noted, it is being used as our Company Selected Measure.
For a definition of Adjusted EBITDA, please see Annex A of this Proxy Statement.

Total Shareholder Return Amount	$ 53.02	94.72	49.15	51.6	69.34
Peer Group Total Shareholder Return Amount	119.28	100.17	100.99	83.15	107.4
Net Income (Loss)	$ 73,192,000	$ 121,163,000	$ 93,333,000	$ (11,970,000)	$ (33,987,000)
Company Selected Measure Amount	821,160,000	720,870,000	600,469,000	572,331,000	470,701,000
PEO Name	John Caplan
Equity Awards Adjustments, Footnote
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.
(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of performance-based equity awards that vested during or were outstanding as of the end of each covered fiscal year, as applicable, were based on a Monte Carlo simulation model. The valuation assumptions used to calculate the fair values of the RSU awards and PSU awards held by Mr. Caplan that were earned and/or vested during or were outstanding as of the end of each covered fiscal year, as applicable, (including the probable outcome of any such awards subject to performance conditions) changed from those disclosed at the time of grant due to the change in the Company’s share price. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments for PEO ($)
2025	4,908,151	(16,714,608)	—	(2,611,503)	—	—	(14,417,960)
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Average Equity Award Adjustments ($)
2025	1,752,912	(4,094,306)	—	(1,058,567)	—	—	(3,399,961)

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue excluding interest income
Non-GAAP Measure Description
(8) U.S. dollars in thousands. While we use additional performance measures for the purpose of evaluating performance for our executive compensation, we have determined that revenue excluding interest income is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Accordingly, the dollar amount reported for fiscal year 2025 represents the amount of revenue excluding interest income reflected in our audited financial statements for fiscal year 2025. For fiscal years 2024 and 2023, the CSM was determined to be revenue. Given the change, we have applied revenue excluding interest income retroactively for each of the previous covered fiscal years such that the dollar amount reported for each of the previous fiscal years in the Pay Versus Performance Table represents the amount of revenue excluding interest income reflected in our audited financial statements for each of such previous fiscal years.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA excluding interest income
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
Caplan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,707,037	$ 9,827,830	$ 950,900	$ 15,124,420
PEO Actually Paid Compensation Amount	(13,250,848)	$ 38,451,586	(1,592,111)	23,416,502
Galit [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			964,100	3,060,700	$ 5,159,210
PEO Actually Paid Compensation Amount			$ 825,030	$ 426,088	$ 25,804,030
PEO | Caplan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Caplan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,539,925)
PEO | Caplan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,417,960)
PEO | Caplan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,908,151
PEO | Caplan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,714,608)
PEO | Caplan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Caplan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,611,503)
PEO | Caplan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Caplan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,764,260)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,399,961)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,752,912
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,094,306)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,058,567)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount